Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
Fair Value of Financial Instruments
The Company determines fair value based on quoted prices when available or through the use of alternative approaches, such as discounting the expected cash flows using market interest rates commensurate with the credit quality and duration of the investment. The guidance defines three levels of inputs that may be used to measure fair value:
Level 1 — Quoted prices in active markets for identical assets and liabilities that the reporting entity has the ability to access at the measurement date.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset and liability or can be corroborated with observable market data for substantially the entire contractual term of the asset or liability.
Level 3 — Unobservable inputs that reflect the entity's own assumptions about the assumptions that market participants would use in the pricing of the asset or liability and are consequently not based on market activity, but rather through particular valuation techniques.
The determination of where an asset or liability falls in the hierarchy requires significant judgment and considers factors specific to the asset or liability. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company evaluates its hierarchy disclosures each quarter and depending on various factors, it is possible that an asset or liability may be classified differently from quarter to quarter. However, the Company expects that changes in classifications between levels will be rare.
Although the Company has determined that the majority of the inputs used to value its derivatives fall within Level 2 of the fair value hierarchy, the credit valuation adjustments associated with those derivatives utilize Level 3 inputs, such as estimates of current credit spreads to evaluate the likelihood of default by the Company and its counterparties. However, as of December 31, 2013, the Company has assessed the significance of the impact of the credit valuation adjustments on the overall valuation of its derivative positions and has determined that the credit valuation adjustments are not significant to the overall valuation of the Company's derivatives. As a result, the Company has determined that its derivative valuations in their entirety are classified in Level 2 of the fair value hierarchy. As of December 31, 2013, the Company's interest rate cap derivative measured at fair value on a recurring basis was zero and was classified in Level 2 of the fair value hierarchy.
The following table presents information about the Company's assets and liabilities (including derivatives that are presented net) measured at fair value on a recurring basis as of December 31, 2013 and 2012, aggregated by the level in the fair value hierarchy within which those instruments fall (amounts in thousands):

	Quoted Prices in Active Markets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
December 31, 2013
Investments in real estate fund	$—	$1,484	$—	$1,484
CMBS	—	—	60,583	60,583
Interest rate swap assets	—	9,189	—	9,189
Interest rate swap liabilities	—	(1,719)	—	(1,719)
Series D Preferred Stock embedded derivative	—	—	(16,736)	(16,736)
Total	$—	$8,954	$43,847	$52,801

December 31, 2012
Investment securities	$41,654	$—	$—	$41,654
Interest rate swaps	—	(3,830)	—	(3,830)
Total	$41,654	$(3,830)	$—	$37,824

Investment in real estate fund — The fair value of the Company's investment in real estate fund is based on published pricing.
Commercial mortgage-backed securities — The fair values of the Company's CMBS are valued using broker quotations, collateral values, subordination levels, and liquidity of the individual securities.
Derivatives — The valuation of derivative instruments is determined using a discounted cash flow analysis on the expected cash flows of each derivative. This analysis reflects the contractual terms of the derivatives, including the period to maturity, as well as observable market-based inputs, including interest rate curves and implied volatilities. In addition, credit valuation adjustments are incorporated into the fair values to account for the Company's potential nonperformance risk and the performance risk of the counterparties.
Series D Preferred Stock embedded derivative — The valuation of this derivative instrument is determined using a binomial option pricing model. Key inputs in the model include the expected term, risk-free interest rate, volatility, and dividend yield.
The fair value of short-term financial instruments such as cash and cash equivalents, restricted cash, due to affiliates and accounts payable approximate their carrying value on the accompanying consolidated balance sheets due to their short-term nature and are classified as Level 1 under the fair value hierarchy.
A review of the fair value hierarchy classification is conducted on a quarterly basis. Changes in the type of inputs may result in a reclassification for certain assets. There were no transfers between Level 1 and Level 2 or Level 3 of the fair value hierarchy during the year ended December 31, 2013.
The following is a reconciliation of the beginning and ending balance for the changes in instruments with Level 3 inputs in the fair value hierarchy for the year ended December 31, 2013 (amounts in thousands):

	CMBS	Series D Preferred Stock Embedded Derivative	Total
Beginning balance	$—	$—	$—
Fair value at purchase/issuance	60,730	(18,692)	42,038
Sales of CMBS	(278)	—	(278)
Fair value adjustment(1)	131	1,956	2,087
Ending balance	$60,583	$(16,736)	$43,847
(1) The change in fair value in the CMBS and Series D Preferred Stock embedded derivative is recorded in unrealized gain (loss) on investment securities, net and loss on derivative instruments, net, respectively, on the consolidated statement of operations and comprehensive loss.
The fair values of the Company's financial instruments that are not reported at fair value on the consolidated balance sheets are reported below (amounts in thousands):

		Carrying Amount at	Fair Value at	Carrying Amount at	Fair Value at
	Level	December 31, 2013	December 31, 2013	December 31, 2012	December 31, 2012
Assets:
Loans held for investment	3	$26,279	$26,435	$—	$—

Liabilities:
Convertible debt	3	$972,490	$977,373	$—	$—
Mortgage notes payable	3	1,301,114	1,305,016	265,118	271,056
Senior secured revolving credit facility	3	—	—	124,604	124,604
Senior corporate credit facilities	3	1,819,800	1,819,800	—	—
Secured credit facility	3	150,000	150,000	—	—
Trust preferred notes	3	26,548	23,345	—	—
Secured term loan	3	58,979	59,049	—	—
Other debt	3	19,277	19,350	—	—
Total liabilities		$4,348,208	$4,353,933	$389,722	$395,660

Loans held for investment — The fair value of the Company's fixed-rate loan portfolio is estimated with a discounted cash flow analysis, utilizing scheduled cash flows and discount rates estimated by management to approximate those that a willing buyer and seller might use.
Credit facilities — Management believes that the stated interest rates (which float based on short-term interest rates) approximates market rates. As such, the fair values of these obligations is estimated to be equal to the outstanding principal amounts.
Convertible debt, mortgage notes payable and secured term loan — The fair value of mortgages payable on real estate investments and the secured term loan is estimated using a discounted cash flow analysis, based on management's estimates of market interest rates. For mortgages where the Company has an early prepayment right, management also considers the prepayment amount to evaluate the fair value.
Trust preferred notes — The fair value of the Company's other long-term debt is estimated using a discounted cash flow analysis, based on management's estimates of market interest rates.